Expense Example - Origin Emerging Markets Fund	Class A 1 year	Class A 3 years	Class A 5 years	Class A 10 years	Institutional Class 1 year	Institutional Class 3 years	Institutional Class 5 years	Institutional Class 10 years	Class R-6 1 year	Class R-6 3 years	Class R-6 5 years	Class R-6 10 years
USD ($)	699	1,078	1,481	2,605	122	381	660	1,455	107	334	579	1,283